13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME
	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013

Accumulated OCI, beginning of period:
Currency translation adjustment	$465,615	$3,253,019
	$465,615	$3,253,019

Other comprehensive loss for the period:
Currency translation adjustments	$(1,696,288)	$(583,198)
	$(1,696,288)	$(583,198)

Accumulated OCI, end of period:
Currency translation adjustment	$(1,230,673)	$2,669,821
	$(1,230,673)	$2,669,821